BORROWINGS - Components (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Short term borrowings:
Bank loans	$ 4,209,463	$ 4,235,673
Current portion of long term borrowings	11,765,449	4,161,549
Total current borrowings	15,974,912	8,397,222
Long term borrowings:
Bank loans	4,560,251	13,540,034
Total non current borrowings	4,560,251	13,540,034
Total borrowings	$ 20,535,163	$ 21,937,256